Partnership Distributions	12 Months Ended
Dec. 31, 2020
Partnership Distributions [Abstract]
Partnership Distributions	Partnership Distributions
For the years ended December 31, 2020 and 2019, the Partnership made no distributions. For the year ended December 31, 2018, the Partnership distributed a total of $5.0 million which occurred on December 27, 2018. The Real Property Account's share of this distribution was $1.8 million.
For the years ended December 31, 2020, 2019 and 2018, there were no purchases of the Partnership by the Real Property Account.